    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 1998

                                               SECURITIES ACT FILE NO. 333-28245
                                       INVESTMENT COMPANY ACT FILE NO. 811-08237
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                         PRE-EFFECTIVE AMENDMENT NO. 3                    [X]
                          POST-EFFECTIVE AMENDMENT NO.                    [ ]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   [X]
                                AMENDMENT NO. 3                           [X]
                            ------------------------

                           READER'S DIGEST AUTOMATIC
                         COMMON EXCHANGE SECURITY TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            C/O GOLDMAN, SACHS & CO.
                                85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 902-1000

                           KENNETH L. JOSSELYN, ESQ.
                                85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

            ROBERT E. BUCKHOLZ, JR., ESQ.                         DONALD B. BRANT, JR., ESQ.
                 SULLIVAN & CROMWELL                            MILBANK, TWEED, HADLEY & MCCLOY
                  125 BROAD STREET                                 ONE CHASE MANHATTAN PLAZA
              NEW YORK, NEW YORK 10004                             NEW YORK, NEW YORK 10005

                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement
for the same offering is 333-       .
                            ------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
================================================================================

                                                                PROPOSED MAXIMUM
TITLE OF SECURITIES                                            AGGREGATE OFFERING            AMOUNT OF
BEING REGISTERED                                                    PRICE(1)             REGISTRATION FEE
-------------------------------------------------------------------------------------------------------------

Trust Automatic Common Exchange Securities.................      $277,839,750.00           $81,963.00(2)

================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.

(2) Previously paid by the Registrant.


     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.
================================================================================

            READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

                             CROSS-REFERENCE SHEET

           (PURSUANT TO RULE 404(C) UNDER THE SECURITIES ACT OF 1933)


                           PARTS A & B OF PROSPECTUS*


 ITEM
NUMBER                CAPTION                               LOCATION IN PROSPECTUS
------  -----------------------------------  ----------------------------------------------------
   1.   Outside Front Cover................  Front Cover Page
   2.   Inside Front and Outside Back Cover
          Page.............................  Front Cover Page; Inside Front Cover Page; Outside
                                             Back Cover Page
   3.   Fee Table and Synopsis.............  Prospectus Summary; Fee Table
   4.   Financial Highlights...............  Not Applicable
   5.   Plan of Distribution...............  Front Cover Page; Prospectus Summary; Underwriting
   6.   Selling Shareholders...............  Not Applicable
   7.   Use of Proceeds....................  Use of Proceeds; Investment Objective and Policies
   8.   General Description of the
          Registrant.......................  Front Cover Page; Prospectus Summary; The Trust;
                                             Investment Objective and Policies; Risk Factors
   9.   Management.........................  Management and Administration of the Trust
  10.   Capital Stock, Long-Term Debt and
          Other Securities.................  Investment Objective and Policies; Description of
                                             the Securities; Certain Federal Income Tax
                                             Considerations
  12.   Legal Proceedings..................  Not Applicable
  13.   Table of Contents of the Statement
          of Additional Information........  Not Applicable
  14.   Cover Page.........................  Not Applicable
  15.   Table of Contents..................  Not Applicable
  16.   General Information and History....  The Trust
  17.   Investment Objective and
          Policies.........................  Investment Objective and Policies
  18.   Management.........................  Management and Administration of the Trust
  19.   Control Persons and Principal
          Holders of Securities............  Management and Administration of the Trust
  20.   Investment Advisory and Other
          Services.........................  Management and Administration of the Trust
  21.   Brokerage Allocation and Other
          Practices........................  Investment Objective and Policies
  22.   Tax Status.........................  Certain Federal Income Tax Considerations
  23.   Financial Statements...............  Statement of Assets and Liabilities

---------------
* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF ANY SUCH STATE.


                 SUBJECT TO COMPLETION, DATED JANUARY 28, 1998


                               10,308,257 SHARES


                           READER'S DIGEST AUTOMATIC
                         COMMON EXCHANGE SECURITY TRUST

       $      TRUST AUTOMATIC COMMON EXCHANGE SECURITIES (TRACES (TM/SM))

              (SUBJECT TO EXCHANGE INTO SHARES OF COMMON STOCK OF
                     THE READER'S DIGEST ASSOCIATION, INC.)
                            ------------------------


    Each of the $    Trust Automatic Common Exchange Securities (the
"Securities") of Reader's Digest Automatic Common Exchange Security Trust (the
"Trust") represents the right to receive an annual distribution of $    , and
will be exchanged for between 0. shares and one share of Class A Nonvoting Common Stock, par value $0.01 per share (the "Common Stock"), of The Reader's
Digest Association, Inc. (the "Company") on              , (the "Exchange
Date").


    The Trust is a finite-term Trust the sole purpose of which is to acquire and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date, and forward purchase contracts (the "Contracts") with one or more existing shareholders of the Company (the "Sellers") relating to the Common Stock. The Trust's investment objective is to
provide each holder of Securities with a quarterly distribution of $        per
Security and, on the Exchange Date, a number of shares of Common Stock per Security equal to the Exchange Rate.

    The Exchange Rate will vary in accordance with a formula, depending on the Average Market Price (as defined herein) of the Common Stock on the Exchange
Date:
    - if the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price;
    - if the Average Market Price is equal to or greater than the Appreciation
      Threshold Price, the Exchange Rate will be 0.    shares of Common Stock;
      and
    - if the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.
For purposes of this formula, the Appreciation Threshold Price is $         and
the Initial Price is $         . The formula will be subject to adjustment in
certain events. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of Securities will receive cash in lieu thereof.
    Holders of Securities will receive distributions at a higher annual rate than the current annual dividends paid on the Common Stock. There is no assurance, however, that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Securities is less than that afforded by an investment in the Common Stock because holders of Securities will realize no equity appreciation if, on the Exchange Date, the Average Market Price of the Common Stock is below the Appreciation Threshold Price, and less than all of the appreciation if at that time the Average Market Price is above the Appreciation Threshold Price. Holders of Securities will realize the entire decline in equity value if the Average Market Price is less than the Initial Price, which is equal to the price to public per Security shown below.
    The Company is not affiliated with the Trust.

    The Securities have been authorized for listing on the New York Stock Exchange under the symbol "RDT". Prior to this offering there has been no public market for the Securities. The last reported sale price of the Common Stock on the New York Stock Exchange on January 27, 1998, was $23.1875 per share.

                                                        (continued on next page)
     SEE "RISK FACTORS" ON PAGE 18 OF THIS PROSPECTUS FOR A DISCUSSION OF CERTAIN FACTORS RELEVANT TO AN INVESTMENT IN THE SECURITIES.
                            ------------------------
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
                            ------------------------


                                        INITIAL PUBLIC                                 PROCEEDS TO
                                        OFFERING PRICE       SALES LOAD(1)            THE TRUST(2)
                                        --------------     -----------------     -----------------------
Per Security..........................   $                 $              (4)    $
Total(3)..............................   $                 $              (4)    $


---------------
(1) The Company has agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933. See "Underwriting".

(2) Expenses of the offering, which are payable by Goldman, Sachs & Co. and the Sellers, are estimated to be $


(3) The Trust has granted to the Underwriters an option for 30 days to purchase up to an additional 1,546,239 Securities at the price to the public per Security, solely to cover over-allotments. If the option is exercised in full, the total Price to Public, Sales Load and Proceeds to the Trust will
    be $      , $      , $      , respectively. See "Underwriting".


(4) In light of the fact that the proceeds of the sale of the Securities will be used in part by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay to the
    Underwriters as compensation ("Underwriters' Compensation") $      per
    Security. See "Underwriting".

                            ------------------------

    The Securities are offered severally by the Underwriters, as specified herein, subject to receipt and acceptance by them and subject to their right to reject any order in whole or in part. It is expected that certificates for the Securities will be ready for delivery in book entry form only through the
facilities of The Depository Trust Company, on or about          , 1998, against
payment in immediately available funds.
GOLDMAN, SACHS & CO.                                     LAZARD FRERES & CO. LLC
                            ------------------------

                 The date of this Prospectus is          , 1998

     The Trust has adopted a policy that the Contracts may not be disposed of during the term of the Trust. The Trust will continue to hold the Contracts despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company.


     This Prospectus sets forth concisely information about the Trust that a prospective investor ought to know before investing. Potential investors are advised to read this Prospectus and to retain it for future reference.

     The Securities may be a suitable investment for those investors who are able to understand the unique nature of the Trust and the economic characteristics of the Contracts and the U.S. Treasury securities held by the Trust.

     The Trust will be a grantor trust for federal income tax purposes and each holder of Securities will be treated as the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contracts. For a discussion of the principal United States federal income tax consequences of ownership of Securities, see "Certain Federal Income Tax Considerations".

     THE TRUST IS A SPECIAL-PURPOSE CLOSED-END INVESTMENT COMPANY WITH NO PREVIOUS HISTORY OF PUBLIC TRADING. TYPICAL CLOSED-END FUND SHARES FREQUENTLY TRADE AT A DISCOUNT FROM NET ASSET VALUE. THIS CHARACTERISTIC OF INVESTMENTS IN A CLOSED-END INVESTMENT COMPANY IS A RISK SEPARATE AND DISTINCT FROM THE RISK THAT THE TRUST'S NET ASSET VALUE WILL DECREASE. THE TRUST CANNOT PREDICT WHETHER ITS SHARES WILL TRADE AT, BELOW OR ABOVE NET ASSET VALUE. THE RISK OF PURCHASING INVESTMENTS IN A CLOSED-END COMPANY THAT MIGHT TRADE AT A DISCOUNT MAY BE GREATER FOR INVESTORS WHO WISH TO SELL THEIR INVESTMENTS SOON AFTER COMPLETION OF AN INITIAL PUBLIC OFFERING.

     CERTAIN PERSONS PARTICIPATING IN THIS OFFERING MAY ENGAGE IN TRANSACTIONS THAT STABILIZE, MAINTAIN OR OTHERWISE AFFECT THE PRICE OF THE SECURITIES, INCLUDING OVER-ALLOTMENT, STABILIZING AND SHORT-COVERING TRANSACTIONS IN SUCH SECURITIES, AND THE IMPOSITION OF A PENALTY BID, DURING AND AFTER THE OFFERING. FOR A DESCRIPTION OF THESE ACTIVITIES, SEE "UNDERWRITING".

                               PROSPECTUS SUMMARY

     This summary of the provisions relating to the Securities does not purport to be complete and is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus. Certain terms used in this summary are defined elsewhere in this Prospectus.

THE TRUST

     GENERAL. The Trust is a special-purpose, finite-term trust. The Trust will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). Under provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust.


     INVESTMENT OBJECTIVE AND POLICIES. The Trust will acquire and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date, and the Contracts with the Sellers obligating each Seller, on the Exchange Date, to deliver to the Trust a number of shares of Common Stock equal to the product of the Exchange Rate times the initial number of shares subject to such Seller's Contract. The Trust's investment objective is to provide the holders of Securities ("Holders") with a quarterly distribution
of $          per Security (which amount equals the pro rata portion of the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust) and, on the Exchange Date, a number of shares of Common Stock per Security equal to the Exchange Rate.


     The Exchange Rate will vary in accordance with a formula, depending on the Average Market Price (as defined herein) of the Common Stock on the Exchange
Date:

     - if the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price;

     - if the Average Market Price is equal to or greater than the Appreciation
       Threshold Price, the Exchange Rate will be 0.          shares of Common
       Stock; and

     - if the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

     For purposes of this formula, the Appreciation Threshold Price is
$          and the Initial Price is $          . The "Average Market Price" on
any date means the average Closing Price (as defined herein) per share of Common Stock for the 20 Trading Days (as defined herein) immediately prior to, but not including, such date. The formula will be subject to adjustment in certain events.

     The Exchange Rate formula provides the Trust with the potential for a portion of any capital appreciation above the Appreciation Threshold Price on the Common Stock, but no protection from depreciation of the Common Stock. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of Securities will receive cash in lieu thereof. See "Investment Objective and Policies -- Trust Termination".

     STRUCTURE.  The purchase price under the Contracts is equal to $
per share of Common Stock initially subject thereto and $          (
          shares of Common Stock) in the aggregate (assuming no exercise of the Underwriters' over-allotment option) and is payable to the Sellers by the Trust at the closing of the offering of the Securities. The obligations of the Sellers under the Contracts will be secured by a pledge of the Common Stock. See "Investment Objective and Policies -- The Contracts -- Collateral Arrangements; Acceleration".

THE OFFERING


     The Trust is offering 10,308,257 Securities to the public at a purchase
price of $          per Security (which is equal to the last reported sale price of the Common Stock on the date of this Prospectus) through Underwriters for whom Goldman, Sachs & Co. and Lazard Freres & Co. LLC are acting as representatives (the "Underwriters"). In addition, the Underwriters have been granted options to purchase up to 1,546,239 additional Securities solely for the purpose of covering over-allotments. See "Underwriting".


THE SECURITIES

     GENERAL. The Securities are designed to provide investors with a higher distribution per Security than the dividend currently paid per share on the
Common Stock. The annual distribution per Security is $          . Based on the
current annual dividend rate of $.90 per share of Common Stock, the annual per
share distribution per Security is $          greater than the current annual
per share dividend rate on the Common Stock. Future declarations of dividends on the Common Stock by the Company and the amount of such dividends are discretionary with its Board of Directors and subject to legal and other factors. Such further declarations will necessarily depend on the Company's future earnings, financial condition, capital requirements and other factors. Quarterly distributions on the Securities will consist solely of the cash received from the U.S. Treasury securities. The Trust will not be entitled to any dividends that may be declared on the Common Stock because the Common Stock will only be transferred to the Trust on the Exchange Date.


     Holders will receive distributions at a higher annual rate than the current annual dividends paid on the Common Stock. There is no assurance, however, that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Securities is less than that afforded by an investment in the Common Stock because Holders will realize no equity appreciation if, on the Exchange Date, the Average Market Price of the Common Stock is below the Appreciation Threshold Price (which represents an
appreciation of      % of the Initial Price). Moreover, because a Holder will
only receive 0.   shares of Common Stock per Security if the Average Market
Price exceeds the Appreciation Threshold Price, Holders will only be entitled to
receive upon exchange           % of any appreciation of the value of the Common
Stock in excess of the Appreciation Threshold Price. Holders of Securities will realize the entire decline in equity value if the Average Market Price on the Exchange Date is less than the Initial Price, which is equal to the price to the public per Security shown on the cover page hereof.


     DISTRIBUTIONS.  Holders are entitled to receive distributions at the rate
per Security of $          per annum or $          per quarter, payable
quarterly on each           ,           ,           and           or, if any
such date is not a business day, on the next succeeding business day, to Holders
of record as of each           ,           ,           and           ,
respectively. The first distribution will be payable on           , 1998 to
Holders of record as of           , 1998. See "Investment Objective and
Policies -- General".

     MANDATORY EXCHANGE.  On the Exchange Date, each outstanding Security will
be exchanged automatically for between 0.           shares and one share of
Common Stock, subject to adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the Common Stock.

     However, in the event of a merger of the Company with another entity, or the liquidation of the Company, or certain related events, Holders would receive consideration in the form of cash or Marketable Securities (as defined below under the caption "Investment Objective and Policies -- The
Contracts -- Dilution Adjustments") rather than shares of Common Stock. In addition, the occurrence of certain defaults by the Sellers under the Contracts or the collateral arrangements would cause the acceleration of the Contracts and the exchange of each Security for an amount of shares of Common Stock (or, after a Reorganization Event, the Marketable Securities or cash or a combination thereof deliverable in respect thereof). See "Investment Objective and Policies -- The Contracts -- Collateral Arrangements; Acceleration"; and
"-- Trust Termination".

     VOTING RIGHTS. Holders will have the right to vote on matters affecting the Trust, as described below under the caption "Description of the Securities". Holders of Common Stock have no voting power for any purpose whatsoever, except as otherwise provided by law. See "Investment Objective and Policies -- The Company" and "Description of the Securities".

THE COMPANY

     The Company is a preeminent global leader in publishing and direct marketing, creating and delivering products, including magazines, books, recorded music collections, home videos and other products, that inform, enrich, entertain and inspire.


     Reference is made to the accompanying prospectus of the Company (pages A-1 through A-40 hereto) (the "Company Prospectus") which describes the Company and the shares of Common Stock of the Company deliverable to the Holders upon mandatory exchange of the Securities on the Exchange Date. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the Securities. The Company Prospectus relates to an aggregate of 10,308,257 shares of Common Stock (plus an additional 1,546,239 shares that may be delivered upon exercise of the Underwriters' over-allotment option).


CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

     The Trust will be treated as a grantor trust for federal income tax purposes. Accordingly, each Holder will be treated for federal income tax purposes as the owner of its pro rata portion of the U.S. Treasury securities and the Contracts, and income received (including original issue discount treated as received) by the Trust will generally be treated as income of the Holders. The U.S. Treasury securities will be treated for federal income tax purposes as having "original issue discount" that will accrue over the term of such U.S. Treasury securities. Actual receipts of cash in respect of U.S. Treasury securities will not be included in income, however, but rather will reduce the aggregate tax basis of the Securities. See "Certain Federal Income Tax Considerations".

MANAGEMENT AND ADMINISTRATION OF THE TRUST

     The Trust will be internally managed and will not have an investment adviser. The administration of the Trust will be overseen by three Trustees. The day-to-day administration of the Trust will be carried out by The Bank of New York (or its successor) as trust administrator (the "Administrator"). The Bank of New York (or its successor) will also act as custodian (the "Custodian") for the Trust's assets and as paying agent (the "Paying Agent"), registrar and transfer agent with respect to the Securities. Except as aforesaid, The Bank of New York has no other affiliation with, and is not engaged in any other transaction with, the Trust. See "Management and Administration of the Trust".

LIFE OF THE TRUST

     The Trust will terminate automatically on or shortly after the Exchange Date. Promptly after the Exchange Date the shares of Common Stock to be exchanged for the Securities and other remaining Trust assets, if any, will be distributed pro rata to Holders. See "Investment Objective and Policies -- Trust Termination".

RISK FACTORS

     The Trust will not be managed in the traditional sense. The Trust has adopted a policy that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. The Trust will continue to hold the Contracts despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company. See "Risk Factors -- Internal Management; No Portfolio Management" and "Management and Administration of the Trust -- Trustees".

     Holders will receive distributions at a higher annual rate than the current annual dividends paid on the Common Stock. There is no assurance, however, that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Securities is less than that afforded by an investment in the Common Stock because Holders will realize no equity appreciation if, on the Exchange Date, the Average Market Price of the Common Stock is below the Appreciation Threshold Price (which represents an
appreciation of      % of the Initial Price). Moreover, because a Holder will
only receive 0.          shares of Common Stock per Security if the Average
Market Price exceeds the Appreciation Threshold Price, Holders will only be
entitled to receive upon exchange           % of any appreciation of the value
of the Common Stock in excess of the Appreciation Threshold Price. Holders of Securities will realize the entire decline in equity value if the Average Market Price on the Exchange Date is less than the price to public per Security shown on the cover page hereof.

     The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only assets held by the Trust will be the U.S. Treasury securities and the Contracts, the Trust will be subject to greater risk than would be the case for an investment company with diversified investments. See "Investment Objective and Policies" and "Risk
Factors -- Non-Diversified Status".

     The trading prices of the Securities in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. Trading prices of Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

     HOLDERS OF THE SECURITIES WILL NOT BE ENTITLED TO ANY RIGHTS WITH RESPECT TO THE COMMON STOCK (INCLUDING, WITHOUT LIMITATION, RIGHTS TO RECEIVE ANY DIVIDENDS OR OTHER DISTRIBUTIONS IN RESPECT THEREOF) UNLESS AND UNTIL SUCH TIME, IF ANY, AS THE SELLERS SHALL HAVE DELIVERED SHARES OF COMMON STOCK PURSUANT TO THE CONTRACTS.

LISTING


     The Securities have been authorized for listing on the New York Stock Exchange (the "NYSE") under the symbol "RDT".


FEES AND EXPENSES


     In light of the fact that the proceeds of the sale of the Securities will be used in part by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay Underwriters'
Compensation to the Underwriters of $       per Security. See "Underwriting".
Estimated organization costs of the Trust in the amount of $10,000 and estimated costs of the Trust in connection with the initial registration and public
offering of the Securities in the amount of $          will be paid by the
Underwriters. Other estimated costs of the Trust in connection with the public
offering of the Securities, in the amount of $          , will be paid by the
Sellers. Each of the Administrator, the Custodian and the Paying Agent, and each Trustee, will be paid by the Underwriters at the closing of the offering of the Securities a one-time, up-front amount in respect of its ongoing fees and, in the case of the Administrator, anticipated expenses of the Trust (estimated to
be $          in the aggregate), over the term of the Trust. The Underwriters have agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the

Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. See "Management and Administration of the Trust -- Estimated Expenses".

     Regulations of the Securities and Exchange Commission ("SEC") applicable to closed-end investment companies designed to assist investors in understanding the costs and expenses that an investor will bear directly or indirectly require the presentation of Trust expenses in the following format. Because the Trust will not bear any fees or expenses, investors will not bear any direct expenses. The only expenses that an investor might be considered to be bearing indirectly are (i) the Underwriters' Compensation payable by the Sellers with respect to such investor's Securities and (ii) the ongoing expenses of the Trust (including fees of the Administrator, Custodian, Paying Agent and Trustees), estimated at
$          per year, payable by Goldman Sachs at the closing of the offering.
See "Investment Objective and Policies -- General".

INVESTOR TRANSACTION EXPENSES
  Sales Load (as a percentage of offering price)....................................       %
  Dividend Reinvestment and Cash Purchase Plan Fees.................................    N/A
ANNUAL EXPENSES
  Management Fees...................................................................      0%
  Other Expenses (after reimbursement by the Underwriters)*.........................       %
                                                                                          -
          Total Annual Expenses (after reimbursement by the Underwriters)*..........       %
                                                                                          =

---------------
* Absent the reimbursement, the Trust's "total annual expenses" would be equal
  to approximately      % of the Trust's average net assets. The Underwriters
  are paying expenses on behalf of the Trust out of its normal underwriting compensation.

     SEC regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example is required to factor in the applicable Sales Load and to assume, in addition to a 5% annual return, the reinvestment of all distributions at net asset value. INVESTORS SHOULD NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE FINANCIAL TERMS OF THE TRUST. SEE "INVESTMENT OBJECTIVE AND POLICIES -- GENERAL". ADDITIONALLY, THE TRUST DOES NOT PERMIT THE REINVESTMENT OF DISTRIBUTIONS.

                                                                           1         3
                               EXAMPLE                                    YEAR     YEARS
----------------------------------------------------------------------    ----     ------
You would bear the following expenses (i.e., the applicable sales load and allocable portion of ongoing expenses paid by the Underwriters and the Sellers) on a $1,000 investment, assuming a 5% annual
  return..............................................................    $        $

                                   THE TRUST

     The Trust is a special-purpose New York trust and is registered as a closed-end investment company under the Investment Company Act. The Trust was formed on June 2, 1997 pursuant to a trust agreement dated as of such date and
amended and restated as of           , 1998. The address of the Trust is 85
Broad Street, New York, New York 10004 (telephone no. (212) 902-1000).

                                USE OF PROCEEDS

     The net proceeds of this offering will be used immediately upon the closing of this offering (a) to purchase a fixed portfolio comprised of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the Securities and the payment dates thereof, and (b) to pay the purchase price under the Contracts to the Sellers.

                       INVESTMENT OBJECTIVE AND POLICIES

GENERAL


     The Trust will acquire and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date and the Contracts relating to the Common Stock of the Company. The Trust's investment objective is to provide each Holder with a quarterly cash distribution of
$          per Security (which amount equals the pro rata portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust) and, on the Exchange Date, a number of shares of Common Stock per Security equal to the Exchange Rate.


     The Exchange Rate will vary in accordance with a formula, depending on the Average Market Price of the Common Stock on the Exchange Date:

     - if the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price;

     - if the Average Market Price is equal to or greater than the Appreciation Threshold Price, the Exchange Rate will be 0. shares of Common Stock; and

     - if the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

     The "Average Market Price" per share of Common Stock on any date means the average Closing Price (as defined below) of a share of Common Stock on the 20 Trading Days (as defined below) immediately prior to but not including such date. The formula will be subject to adjustment in certain events. See "-- The Contracts -- Dilution Adjustments". For purposes of the first part of the formula, the Exchange Rate will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of Securities will receive cash in lieu thereof. See
"-- Trust Termination".

     The "Closing Price" of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the NYSE Consolidated Tape on such date of determination or, if the Common Stock is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by The NASDAQ National Market or, if the Common Stock is not so reported, the last quoted bid price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts as described under "-- The Contracts -- Dilution Adjustments" occurs prior to the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of such event.

     A "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.


     A fundamental policy of the Trust is to invest at least   % of its total
assets in the Contracts. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. The foregoing investment objective and policies are fundamental policies of the Trust that may not be changed without the approval of a majority of the Trust's outstanding Securities. A "majority of the Trust's outstanding Securities" means the lesser of (i) 67% of the Securities represented at a meeting at which more than 50% of the outstanding Securities are represented, and (ii) more than 50% of the outstanding Securities.


     The value of the Common Stock (or, after a Reorganization Event, the Marketable Securities or cash or a combination thereof deliverable in respect thereof) that will be received by Holders in respect of the Securities on the Exchange Date may be more or less than the amount paid for the Securities offered hereby.

     For illustrative purposes only, the following chart shows the number of shares of Common Stock that a Holder would receive for each Security at various Average Market Prices. The chart assumes that there would be no adjustments to the number of shares of Common Stock deliverable under the Contracts by reason of the occurrence of any of the events described under "-- The
Contracts -- Dilution Adjustments". There can be no assurance that the Average Market Price on the Exchange Date will be within the range set forth below.
Given the Initial Price of $          per Security and the Appreciation
Threshold Price of $          , a Holder would receive in connection with the
exchange of Securities on the Exchange Date the following number of shares of Common Stock:

AVERAGE MARKET PRICE     NUMBER OF SHARES
  OF COMMON STOCK        OF COMMON STOCK
--------------------     ----------------


     The following table sets forth information regarding the distributions to be received on the U.S. Treasuries to be acquired by the Trust with a portion of the proceeds of the Offering (assuming no exercise of the Underwriters' overallotment option), the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing (assuming a yield-to-maturity accrual election in respect of any short-term U.S. Treasury securities) on such U.S. Treasuries with respect to a Holder who acquires its Securities at the issue price from an Underwriter pursuant to the original offering. See "Certain Federal Income Tax Considerations -- Recognition of Interest on the U.S. Treasury Securities".


                                                ANNUAL GROSS
                         ANNUAL GROSS        DISTRIBUTIONS FROM     ANNUAL RETURN OF       ANNUAL INCLUSION OF
                      DISTRIBUTIONS FROM      U.S. TREASURIES         CAPITAL PER        ORIGINAL ISSUE DISCOUNT
        YEAR           U.S. TREASURIES          PER SECURITY            SECURITY         IN INCOME PER SECURITY
--------------------  ------------------     ------------------     ----------------     -----------------------
1998................       $                      $                     $                       $
1999................
2000................
2001................



     The annual distribution of $          per Security is payable quarterly on
each           ,           ,          and           , commencing             ,
1998. Quarterly distributions on the Securities will consist solely of the cash received from the U.S. Treasury securities. The Trust will not be entitled to any dividends that may be declared on the Common Stock. See "Management and Administration of the Trust -- Distributions".


ENHANCED YIELD; LESS EQUITY APPRECIATION THAN COMMON STOCK; NO DEPRECIATION PROTECTION


     Holders will receive distributions at a higher annual rate than the current annual dividends paid on the Common Stock. However, there is no assurance that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Securities is less than that afforded by an investment in the Common Stock because Holders will realize no equity appreciation if, on the Exchange Date, the Average Market Price of the Common Stock is below the Appreciation Threshold Price (which represents an
appreciation of      % of the Initial Price). Moreover, because Holders will
only receive 0. shares of Common Stock per Security if the Average Market Price exceeds the Appreciation Threshold Price, Holders will only be entitled to
receive upon exchange      % (the percentage equal to the Initial Price divided
by the Appreciation Threshold Price) of any appreciation of the value of the Common Stock in excess of the Appreciation Threshold Price. Holders of Securities will realize the entire decline in value if the Average Market Price on the Exchange Date is less than the Initial Price, which is equal to the price to the public per Security shown on the cover page hereof.


THE COMPANY

     The Company is a preeminent global leader in publishing and direct marketing, creating and delivering products, including magazines, books, recorded music collections, home videos and other products, that inform, enrich, entertain and inspire.


     The shares of Common Stock are traded on the New York Stock Exchange. The following table sets forth, for the periods indicated, the reported high and low sales prices of the shares of Common Stock on the New York Stock Exchange Composite Tape and the cash dividends per share of Common Stock. As of
            , 1998, there were      record holders of the Common Stock,
including The Depository Trust Company, which holds shares of Common Stock on behalf of an indeterminate number of beneficial owners.

                                                                                       DIVIDEND
                                                                   HIGH      LOW       PER SHARE
                                                                   ---       ---       ---------
Fiscal Year ended June 30, 1996
  1st Quarter..................................................    $47 7/8   $43 7/8    $  0.40
  2nd Quarter..................................................     52        46 3/4       0.45
  3rd Quarter..................................................     51 3/8    45 1/4       0.45
  4th Quarter..................................................     47 3/4    40 1/2       0.45
Fiscal Year ended June 30, 1997
  1st Quarter..................................................    $43 3/4   $38 1/4    $  0.45
  2nd Quarter..................................................     41 1/4    34           0.45
  3rd Quarter..................................................     41        28 3/4       0.45
  4th Quarter..................................................     30        22 1/8       0.45
Fiscal Year ending June 30, 1998
  1st Quarter..................................................    $30 9/16  $24 1/2    $ 0.225
  2nd Quarter..................................................     31 1/2    20 7/8    $ 0.225
  3rd Quarter (through January 27, 1998).......................     24 1/4    22 3/8         --


     Holders will not be entitled to rights with respect to the Common Stock (including, without limitation, rights to receive dividends or other distributions in respect thereof) until receipt of shares of Common Stock by the Holders as a result of the exchange of the Securities for the Common Stock on the Exchange Date.


     Reference is made to the Company Prospectus (pages A-1 through A-40 hereto) which describes the Company and the shares of Common Stock deliverable to the Holders upon mandatory exchange of the Securities on the Exchange Date. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the Securities. The Company Prospectus relates to an aggregate of 10,308,257 shares of Common Stock (plus an additional 1,546,239 shares that may be delivered upon exercise of the Underwriters' over-allotment option).


THE CONTRACTS

     GENERAL. The Trust will enter into a Contract with each Seller obligating that Seller to deliver to the Trust on the Exchange Date a number of shares of Common Stock equal to the product of the Exchange Rate times the initial number of shares of Common Stock subject to such Contract. The aggregate initial number of shares of Common Stock under the Contracts will equal the aggregate number of Securities offered hereby (subject to increase in the event the Underwriters exercise their over-allotment option).

     The purchase price of the Contracts was arrived at by arm's-length negotiation between the Trust and the Sellers taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contracts, current market volatility generally, the collateral security pledged by the Sellers, the value of other similar instruments and the costs and anticipated proceeds of the offering of the Securities. All matters relating to the administration of the Contracts will be the responsibility of either the Administrator or the Custodian.

     DILUTION ADJUSTMENTS. The Exchange Rate is subject to adjustment if the Company (i) pays a stock dividend or makes a distribution with respect to the Common Stock in shares of such stock, (ii) subdivides or splits its outstanding shares of Common Stock, (iii) combines its outstanding shares of Common Stock into a smaller number of shares, or (iv) issues by reclassification of its shares of Common Stock any shares of other common stock of the Company. In any such event, the Exchange Rate shall be adjusted as follows: for each share of Common Stock that would have been issuable upon exchange prior to the adjustment, the Holder will receive the number of shares of Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other common stock of the Company issued pursuant thereto), or fraction thereof, that a shareholder who held one share of Common Stock immediately prior to such event would be entitled solely by reason of such event to hold immediately after such event.

     In addition, if the Company issues rights or warrants to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the Then-Current Market Price of the Common Stock (as defined below) (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest), then the Exchange Rate shall be adjusted pursuant to the following formula:

A =  ER X  OS + AS
           --------
           OS + PS

     where

     ER =  the Exchange Rate prior to the adjustment;

     OS = the number of shares of Common Stock outstanding immediately prior to the time (determined as described below) the adjustment is calculated by reason of the issuance of such rights or warrants;

     AS = the number of additional shares offered for subscription or purchase pursuant to such rights or warrants; and

     PS = the number of additional shares that the aggregate offering price of the shares so offered for subscription or purchase would purchase at the Then-Current Market Price.

To the extent that, after expiration of such rights or warrants, the shares offered thereby shall not have been delivered, the Exchange Rate shall be further adjusted to equal the Exchange Rate that would have been in effect had the foregoing adjustment been made upon the basis of delivery of only the number of shares of Common Stock actually delivered.

     The "Then-Current Market Price" of the Common Stock means the average Closing Price per share of Common Stock for a Calculation Period (defined below) of five Trading Days immediately prior to the time such adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day following a record date, as described below, immediately prior to the earlier of the time such adjustment is effected and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance); provided that if no Closing Price for the Common Stock is determined for one or more (but not all) of such Trading Days, such Trading Day shall be disregarded in the calculation of the Then-Current Market Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Common Stock is determined for any of such Trading Days, the most recently available Closing Price for the Common Stock prior to such five Trading Days shall be the Then-Current Market Price. "Calculation Period" means any period of Trading Days for which an average security price must be determined pursuant to the Contracts.

     In addition, if the Company pays a dividend or makes a distribution to all holders of Common Stock, in either case, of evidences of its indebtedness or other non-cash assets (excluding any stock dividends or distributions in shares of Common Stock) or issue to all holders of Common Stock rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in the second paragraph of this subsection), then the Exchange Rate shall be adjusted pursuant to the following formula:

            T
 A = ER X ------
          T - V

     where

     ER = the Exchange Rate prior to adjustment;

     T  = the Then-Current Market Price per share of Common Stock; and

     V = the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) as of the time the adjustment is calculated of the portion of such evidences of indebtedness, non-cash assets or rights or warrants payable in respect of one share of Common Stock.

     In addition, if the Company distributes cash (other than an Excluded Distribution ), by dividend or otherwise, to all holders of Common Stock or makes an Excess Purchase Payment, then the Exchange Rate shall be adjusted pursuant to the following formula:

            T
 A = ER X ------
          T - D

     where

     ER = the Exchange Rate prior to adjustment;

     T = the Then-Current Market Price on the record date in respect of such distribution; and

     D  = the amount of such distribution applicable to one share of Common
          Stock that would not be a Permitted Dividend (or in the case of an Excess Purchase Payment, the aggregate amount of such Excess Purchase Payment divided by the number of outstanding shares of Common Stock on such record date).

     For purposes of these adjustments,

          (a) the term "Excluded Distribution" means any Permitted Dividend, any cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event;

          (b) the term "Permitted Dividend" means any quarterly cash dividend in respect of the Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of such dividend results in an annualized dividend yield on the Common Stock in excess of 10%; and

          (c) the term "Excess Purchase Payment" means the excess, if any, of
     (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be conclusive) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company over (ii) the Then-Current Market Price per share of Common Stock.

* If any adjustment in the Exchange Rate is required to be calculated as described above, corresponding proportionate adjustments to the Initial Price and the Appreciation Threshold Price shall be calculated.

     Dilution adjustments shall be effected: (i) in the case of any dividend, distribution or issuance described above, at the opening of business on the business day following the record date for determination of holders of Common Stock entitled to receive such dividend, distribution or issuance or, if the announcement of any such dividend, distribution or issuance is after such record date, at the time such dividend, distribution or issuance shall be announced by the Company; (ii) in the case of any subdivision, split, combination or reclassification described above, on the effective date of such transaction;
(iii) in the case of any Excess Purchase Payment for which the Company shall announce, at or prior to the time it commences the relevant share repurchase, the repurchase price for such shares to be repurchased, on the date of such announcement; and (iv) in the case of any other Excess Purchase Payment, on the date that the holders of Common Stock become entitled to payment with respect thereto. There will be no adjustment under the Contracts in respect of any dividends, distributions, issuances or repurchases that may be declared or announced after the Exchange Date. If any announcement or declaration of a record date in respect of a dividend, distribution, issuance or repurchase shall subsequently be canceled by the Company, or such dividend, distribution, issuance or repurchase shall fail to receive requisite approvals or shall fail to occur for any other reason, then the Exchange Rate shall be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for such dividend, distribution, issuance or repurchase not been made. If after an announcement of a share repurchase, the Company reduces the repurchase price or repurchases fewer shares than announced, upon completion of such share repurchase, the Exchange Rate shall be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for such repurchase been based on the actual price and amount repurchased. All adjustments described herein shall be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). No adjustment in the Exchange Rate shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment.

     In the event of a Reorganization Event, the Exchange Rate will be adjusted such that, on the Exchange Date, each Holder will receive for each Security cash in an amount equal to:

          (i) if the Transaction Value (as defined below) is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Initial Price,

          (ii) if the Transaction Value is greater than or equal to the Appreciation Threshold Price, 0. multiplied by the Transaction Value, and

          (iii) if the Transaction Value is less than the Initial Price, the Transaction Value;

provided, however, that if the consideration received by holders of Common Stock in such Reorganization Event includes securities or other property (other than Marketable Securities), then a majority in interest of the Sellers may, at their option (by joint notice delivered to the Administrator not later than the date of consummation of such Reorganization Event), elect to accelerate the Contracts by delivering to the Trust (as promptly as practicable after receipt thereof by the Sellers) the Applicable Portion of the total consideration received in such Reorganization Event in respect of the maximum number of shares of Common Stock subject to the Contracts. In such event the Custodian will liquidate the U.S. Treasury securities acquired by the Trust at closing of the Contracts and then held by the Trust, and the proceeds of such liquidation, together with the total consideration received by the Trust from the Sellers, will be distributed to the Holders. "Applicable Portion", as applied to each type of consideration received in a Reorganization Event, means that portion of such type of consideration determined by multiplying the total amount of such consideration by a fraction, the numerator of which is the cash amount determined to be payable as a result of such Reorganization Event pursuant to the first sentence of this paragraph, and the denominator of which is the Transaction Value.

     In addition, to the extent that any Marketable Securities (as defined below) are received by holders of Common Stock in such Reorganization Event, then in lieu of delivering cash as provided above, the Sellers shall deliver a proportional amount of such Marketable Securities on the Exchange Date. If the Sellers deliver Marketable Securities on the Exchange Date, Holders will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such securities.

     "Reorganization Event" means (A) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor.

     "Transaction Value" means (i) for any cash received in any such Reorganization Event, the amount of cash received per share of Common Stock,
(ii) for any property other than cash or Marketable Securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator (which determination shall separately identify the value ascribed to each different type of consideration received) and (iii) for any Marketable Securities received in any such Reorganization Event, an amount equal to the average Closing Price per share of such securities on the 20 Trading Days immediately prior to the Exchange Date multiplied by the number of such securities received for each share of Common Stock; provided that if no Closing Price for such Marketable Securities is determined for one or more (but not all) of such Trading Days, such Trading Days shall be disregarded in the calculation of such average Closing Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Marketable Securities is determined for all such Trading Days, the calculation in the preceding clause (iii) shall be based on the most recently available Closing Price for the Marketable Securities prior to such 20 Trading Days. The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause
(iii) shall be subject to adjustment if a dilution event of the type described above shall occur with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date.

     Notwithstanding the foregoing, if the consideration received by holders of Common Stock in a Reorganization Event includes securities (other than Marketable Securities) for which a bona fide trading market exists, then at the close of business on the 20th Trading Day after consummation of such Reorganization Event, the Transaction Value shall be recomputed (and a corresponding adjustment shall be effected to the Exchange Rate) on the basis of such securities' having a market value equal to the average of the high and low sale prices of such securities (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) on each of the 20 Trading Days to and including such 20th Trading Day.

     For purposes of determining Transaction Value, the term "Trading Day" and "Closing Price" will have the same meaning, as applied to the Marketable Securities, as these terms have as applied to the Common Stock for purposes of determining the Average Market Price.

     "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national securities exchange or reported by The NASDAQ National Market that are received by the holders of Common Stock in a Reorganization Event.

     No dilution adjustments will be made for events, other than those described above, such as offerings of Common Stock (other than through the issuance of rights or warrants described above) for cash or in connection with acquisitions.

     COLLATERAL ARRANGEMENTS; ACCELERATION. Each Seller's obligations under the Contract between such Seller and the Trust initially will be secured by a security interest in the maximum number of shares of Common Stock subject to such Contract (subject to adjustment in accordance with the dilution adjustment provisions of such Contract, described above), pursuant to a Collateral Agreement between such Sellers and The Bank of New York, as collateral agent (the "Collateral Agent"). The Collateral Agreements will provide that, in the event of a Reorganization Event, each Seller will pledge as alternative collateral any Marketable Securities received by it in respect of the maximum number of shares of Common Stock subject to its Contract at the time of the Reorganization Event, plus cash in an amount equal to 100% of such Seller's Cash Delivery Obligations (or U.S. Government obligations having an aggregate market value when pledged and at daily mark-to-market valuations thereafter of not less than 105% thereof). The Collateral Agent will be required, under the Collateral Agreements, to invest any such cash in U.S. Treasury
securities maturing on or before                  , 2001. A Seller's "Cash
Delivery Obligations" shall be the Transaction Value of any consideration other than Marketable Securities received by such Seller in respect of the maximum number of shares subject to its Contract at the time of the Reorganization Event. The number of shares of Marketable Securities required to be pledged shall be subject to adjustment if any event requiring a dilution adjustment under the Contracts shall occur. The Collateral Agent will promptly pay over to each Seller any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral pledged by such Seller, unless such Seller is in default of its obligations under its Collateral Agreement, or unless the payment of such amount to such Seller would cause the collateral to become insufficient under its Collateral Agreement. Each Seller shall have the right to vote any pledged shares of Marketable Securities for so long as such shares are owned by it and pledged under its Collateral Agreement, including after an event of default under such Seller's Contract or Collateral Agreement.


     A "Collateral Event of Default" under such Seller's Collateral Agreement shall mean, at any time, (A) failure of the collateral to consist of at least the maximum number of shares of Common Stock subject to such Seller's Contract at such time (or, if a Reorganization Event shall have occurred at or prior to such time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as described above); and (B) at any time after a Reorganization Event in which consideration other than Marketable Securities shall have been delivered, failure of any U.S. Government obligations pledged in respect of Cash Delivery Obligations to have a market value at such time of at least 105% of such Cash Delivery Obligations, if such failure shall not be cured within one business day after notice thereof is delivered to such Seller.

     The occurrence of a Collateral Event of Default under a Collateral Agreement, or the bankruptcy or insolvency of a Seller, will cause an automatic acceleration of such Seller's obligations under its Contract. In any such event, such Seller will become obligated to deliver the initial number of shares of Common Stock (or, after a Reorganization Event, the Marketable Securities or cash or a combination thereof deliverable in respect thereof) subject to such Seller's Contract.


     Upon any acceleration under a Collateral Agreement, (i) the Collateral Agent will distribute to the Trust, for distribution pro rata to the Holders, the shares of Common Stock then pledged by the Defaulting Seller (or, after a Reorganization Event, the Marketable Securities then pledged by the defaulting Seller, cash generated from the liquidation of U.S. Government obligations then pledged by the defaulting Seller, or a combination thereof) and (ii) the Custodian will liquidate a proportionate amount of the U.S. Treasury securities acquired by the Trust at closing and then held by the Trust and distribute the proceeds pro rata to the Holders. Following any distributions upon acceleration and liquidation in accordance with the foregoing sentence, the number of shares of Common Stock or Marketable Securities, as applicable, deliverable to Holders on the Exchange Date will be proportionately reduced. See "-- Trust Termination".


     DESCRIPTION OF THE SELLERS. The Sellers are Lila Acheson and Dewitt Wallace Fund for Lincoln Center, Dewitt Wallace Fund for Macalester College, Community Funds, Inc., Lila Acheson and Dewitt Wallace Fund for Hudson Highlands, Lila Acheson Wallace Fund for the New York Zoological Society, and Dewitt Wallace Fund for Memorial Sloan-Kettering Cancer Center. Reference is made to the caption "Principal and Selling Stockholders" in the Company Prospectus for information about the Sellers.

THE U.S. TREASURY SECURITIES


     The Trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with face amounts and maturities corresponding to the distributions payable with respect to the Securities and the payment dates
thereof. Up to    % of the Trust's total assets may be invested in these U.S.
Treasury Securities. In the event that any Contract is accelerated, then a proportionate amount of such U.S. Treasury securities then held in the Trust shall be liquidated by the Administra-tor and the proceeds thereof distributed pro rata to the Holders, together with the amounts distributed upon acceleration. See "-- Collateral Arrangements; Acceleration" and "-- Trust Termination".

TEMPORARY INVESTMENTS

     For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day preceding the next following distribution date. Not more than 5% of the Trust's total assets will be invested in such short-term obligations or held in cash at any one time.

INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Trust may not purchase any securities or instruments other than the U.S. Treasury securities, the Contracts and the Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the Securities; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts including futures contracts; or make loans (other than the purchase of stripped U.S. Treasury securities as described in this Prospectus). The Trust also has adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust.

     Because of the foregoing limitations, the Trust's investments will be concentrated in the publishing and direct marketing industries, which are the industries in which the Company operates. The Trust is not permitted to purchase restricted securities.

TRUST TERMINATION

     The Trust will terminate automatically on or shortly after the Exchange Date. Alternatively, in the event that all Contracts are accelerated, then any U.S. Treasury securities then held in the Trust shall be liquidated by the Administrator and the proceeds distributed pro rata to the Holders, together with the amounts distributed upon acceleration, and the Trust shall be terminated. See "-- Collateral Arrangements; Acceleration" and "-- The U.S. Treasury Securities".

                                  RISK FACTORS

INTERNAL MANAGEMENT; NO PORTFOLIO MANAGEMENT

     The Trust will be internally managed by its Trustees and will not have any separate investment adviser. It is a fundamental policy of the Trust that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. As a result, the Trust will continue to hold the Contracts despite significant declines in the market price of the Common Stock or adverse changes in the financial condition of the Company (or, after a Reorganization Event, comparable developments affecting any Marketable Securities or the issuer thereof). The Trust will not be managed like a typical closed-end investment company.

LIMITED APPRECIATION POTENTIAL; COMMON STOCK DEPRECIATION RISK

     The Trust anticipates that on the Exchange Date, it will receive the Common Stock deliverable pursuant to the Contracts, which it will then distribute to Holders. Although the yield on the Securities is higher than the current dividend yield on the Common Stock, there is no assurance that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, because the Contracts call for the Sellers to deliver less than the full number of shares of Common Stock subject to the Contracts where the Average Market Price exceeds the Initial Price (and therefore less than one full share of Common Stock for each outstanding Security), the Securities have more limited appreciation potential than the Common Stock. Therefore, the Securities may trade below the value of the Common Stock if the Common Stock appreciates in value. The value of the Common Stock to be received by Holders on the Exchange Date may be less than the amount paid for the Securities. Holders of Securities will realize the entire decline in value if the Average Market Price is less than the Initial Price, which is equal to the price to public per Security shown on the cover page hereof.

DILUTION ADJUSTMENTS; SHAREHOLDER RIGHTS

     The number of shares of Common Stock that Holders are entitled to receive at the termination of the Trust is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies -- The Contracts -- Dilution Adjustments". The number of shares to be received by Holders may not be adjusted for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock and, because of the relationship of the amount to be received pursuant to the Contracts to the price of the Common Stock, such other events may adversely affect the trading price of the Securities. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, Common Stock in the future, or as to the amount of any such offerings or sales. In addition, until the receipt of the Common Stock by Holders as a result of the exchange of the Securities for the Common Stock, Holders will not be entitled to any rights with respect to the Common Stock (including without limitation the right to receive any dividends or other distributions in respect thereof).

TRADING VALUE; LISTING

     The Trust is a special-purpose closed-end investment company with no previous operating history and the Securities are innovative securities. It is not possible to predict how the Securities will trade in the secondary market. The trading price of the Securities may vary considerably prior to the Exchange Date due to, among other things, fluctuations in the price of the Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Common Stock is traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control. The Trust believes, however, that because of the yield on the Securities and the formula for determining the number of shares of Common Stock to be delivered on the Exchange Date, the Securities will tend to trade at a premium to the market value of the Common Stock to the extent the Common Stock price falls and at a discount to the market value of the Common Stock to the extent the Common Stock price rises. There can, however, be no assurance that the Securities will trade at a premium to the market value of the Common Stock.

     Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end investment company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of an initial public offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

     The representatives of the Underwriters currently intend, but are not obligated, to make a market in the Securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders with liquidity of investment or that it will continue for the life of the Securities. The representatives of the Underwriters may cease to make a market in the Securities at any time without notice. Application will be made to list the Securities on the NYSE. Assuming the acceptance of such application, there can be no assurance that the Securities will not later be delisted or that trading in the Securities on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the Securities on another national securities exchange or for quotation on another trading market. If the Securities are not listed or traded on any securities exchange or trading market, or if trading of the Securities is suspended, pricing information for the Securities may be more difficult to obtain, and the price and liquidity of the Securities may be adversely affected.

NON-DIVERSIFIED STATUS

     The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. Since the only assets held or received by the Trust will be U.S. Treasury securities and the Contracts or other assets consistent with the terms of the Contracts, the Trust will be subject to greater risk than would be the case for an investment company with diversified investments.

                         DESCRIPTION OF THE SECURITIES


     Each Security represents an equal proportional interest in the Trust, and a total of 11,854,496 Securities will be issued (assuming no exercise of the Underwriters' overallotment option). Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. The Securities have no preemptive, redemption or conversion rights. Securities are fully paid and nonassessable by the Trust. The only securities that the Trust is authorized to issue are the Securities offered hereby and those sold to the initial Holder referred to below. See "Underwriting".


     Holders are entitled to a full vote for each Security held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by Goldman Sachs, as the initial Holder of Securities of the Trust. The Trust intends to hold annual meetings as required by the rules of the NYSE. The Trustees may call special meetings of Holders for action by Holder vote as may be required by either the Investment Company

Act or the Amended and Restated Trust Agreement. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Securities, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the Holders of record of 10% of the Securities or to vote on other matters upon the written request of the Holders of record of 51% of the Securities (unless substantially the same matter was voted on during the preceding 12 months). The Trustees shall establish, and notify the Holders in writing of, the record date for each such meeting which shall be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The Trust will also assist in communications with other Holders as required by the Investment Company Act.

     In calculating the net asset value of the Trust as required by the Investment Company Act, the Amended and Restated Trust Agreement provides that
(i) the Treasury Securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees, (ii) short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable and (iii) the Contracts will be valued on the basis of the bid price received by the Trust in respect of the Contracts, or any portion thereof covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Trustees who is in the business of making bids on financial instruments similar to the Contracts and with terms comparable thereto, or if such a bid quotation is not available, as determined in good faith by the Trustee.

BOOK-ENTRY-ONLY ISSUANCE

     The Depository Trust Company ("DTC") will act as securities depository for the Securities. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The Securities offered hereby will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global Security certificates will be issued, representing in the aggregate the total number of Securities, and will be deposited with DTC.


     DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds securities that its participants ("Participants") deposit with DTC. DTC also facilitates the settlement among Participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in Participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations ("Direct Participants"). Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly ("Indirect Participants").


     Purchases of Securities within the DTC system must be made by or through Direct Participants, which will receive a credit for the Securities on DTC's records. The ownership interest of each actual purchaser of a Security ("Beneficial Owner") is in turn to be recorded on the Direct or Indirect Participants' records. Beneficial Owners will not receive written confirmation from DTC of their purchases, but Beneficial Owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the Direct or Indirect Participants through which the Beneficial Owners purchased Securities. Transfers of ownership interests in Securities are to be accomplished by entries made on the books of Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in Securities, except upon a resignation of DTC.

     DTC has no knowledge of the actual Beneficial Owners of the Securities; DTC's records reflect only the identity of the Direct Participants to whose accounts such Securities are credited, which may or may not be the Beneficial Owners. The Participants will remain responsible for keeping account of their holdings on behalf of their customers.

     Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

     Payments on the Securities will be made to DTC. DTC's practice is to credit Direct Participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices and will be the responsibility of such Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Trust, disbursement of such payments to Direct Participants is the responsibility of DTC, and disbursement of such payments to the Beneficial Owners is the responsibility of Direct and Indirect Participants.

     Except as provided herein, a Beneficial Owner of an interest in a global Security will not be entitled to receive physical delivery of Securities. Accordingly, each Beneficial Owner must rely on the procedures of DTC to exercise any rights under the Securities.

     DTC may discontinue providing its services as securities depository with respect to the Securities at any time by giving reasonable notice to the Trust. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the Securities will be printed and delivered.

                   MANAGEMENT AND ADMINISTRATION OF THE TRUST

TRUSTEES

     The Trust will be internally managed by three Trustees, none of which is an "interested person" of the Trust as defined in the Investment Company Act. Under the provisions of the Code applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust. It is a fundamental policy of the Trust that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury Securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and termination of the Trust.

     The names of the persons who have been elected by Goldman Sachs, the initial Holder of securities of the Trust, and who will serve as the Trustees are set forth below. The positions and the principal occupations of the individual Trustees during the past five years are also set forth below.

                                                                      PRINCIPAL OCCUPATION
             NAME, AGE AND ADDRESS                      TITLE        DURING PAST FIVE YEARS
------------------------------------------------  -----------------  -----------------------
Donald J. Puglisi, 50...........................  MANAGING TRUSTEE   Professor of Finance
  Department of Finance                                              University of Delaware
  University of Delaware
  Newark, DE 19716
William R. Latham III, 51.......................  TRUSTEE            Professor of Economics
  Department of Economics                                            University of Delaware
  University of Delaware
  Newark, DE 19716
James B. O'Neill, 57............................  TRUSTEE            Professor of Economics
  Center for Education & Entrepreneurship                            University of Delaware
  University of Delaware
  Newark, DE 19716

     Each Trustee who is not a director, officer or employee of any Underwriter or the Administrator, or of any affiliate thereof, will be paid by the Sellers, on behalf of the Trust, in respect of its annual fee and anticipated
out-of-pocket expenses, a one-time, up-front fee of $          . The Trust's
Managing Trustee will also receive an additional up-front fee of $          for
serving in that capacity. The Trustees will not receive, either directly or indirectly, any other compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

ADMINISTRATOR

     The day-to-day affairs of the Trust will be managed by The Bank of New York as Trust Administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on Securities as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and
(vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of Holders. The Administrator, however, will not select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of a Contract or the settlement of the Contracts and upon termination of the Trust).

     The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days' prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

     Except for its roles as Administrator, Custodian, Paying Agent, registrar and transfer agent for the Trust, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

     The address of the Administrator is 101 Barclay Street, New York, New York 10286.

CUSTODIAN

     The Trust's custodian (the "Custodian") is The Bank of New York pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as collateral agent under the Collateral Agreements and will hold a perfected security interest in the Common Stock or other assets consistent with the terms of the Contracts.

PAYING AGENT

     The transfer agent, registrar and paying agent (the "Paying Agent") for the Securities is The Bank of New York pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

     The Trust will indemnify each Trustee, the Paying Agent, the Administrator and the Custodian, with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) that it may incur in acting as Trustee, Paying Agent, Administrator or Custodian, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Goldman Sachs has agreed to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

DISTRIBUTIONS


     The Trust intends to distribute to Holders on a quarterly basis an amount
equal to $          per Security (which amount equals the pro rata portion of
the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust). The first distribution, reflecting the
Trust's operations from the date of this offering, will be made on           ,
1998 to Holders of record as of           , 1998. Thereafter, distributions will
be made on           ,           , and           of each year to Holders of
record as of each           ,           ,           and           ,
respectively. A portion of each such distribution should be treated as a tax-free return of the Holder's investment. See "Investment Objective and Policies -- General" and "Certain Federal Income Tax
Considerations -- Recognition of Interest on the U.S. Treasury Securities".


     Upon termination of the Trust, as described under the caption "Investment Objective and Policies -- Trust Termination", each Holder will receive any remaining net assets of the Trust.

     The Trust does not permit the reinvestment of distributions.

ESTIMATED EXPENSES

     At the closing of this offering the Underwriters will pay to each of the Administrator, the Custodian and the Paying Agent, and to each Trustee, a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, Securities certificates and Holder reports, expenses of the Trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the Securities for sale in the various states. Organization costs of the Trust in the amount of $10,000 and estimated costs of the Trust in connection with the initial registration and public offering of the Securities
in the amount of $          will be paid by the Underwriters. Other estimated
costs of the Trust in connection with the public offering of the Securities in
the amount of $          will be paid by the Sellers.

     The amount payable to the Administrator in respect of ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. Any excess expenses will be paid by the Underwriters or, in the event of failure by the Underwriters to pay such amounts, the Trust (which would reduce the amount available for distributions to Holders of Securities).

                   CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

     The following summary of the principal United States federal income tax consequences of ownership of Securities is based upon the opinion of Sullivan & Cromwell, counsel to the Trust. It deals only with Securities held as capital assets by a Holder who acquires its Securities at the issue price from an Underwriter pursuant to the original offering, and not with special classes of Holders, such as dealers in securities or currencies, banks, life insurance companies, persons who are not United States Holders (as defined below), persons that hold Securities that are part of a hedging transaction, straddle or conversion transaction, or persons whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended (the "Code"), its legislative history, existing and proposed regulations thereunder, published rulings and court decisions, all as currently in effect and all subject to change at any time, perhaps with retroactive effect.

     Prospective purchasers of Securities should consult their own tax advisors concerning the consequences, in their particular circumstances, under the Code and the laws of any other taxing jurisdiction, of ownership of Securities.

     A United States Holder is a beneficial owner who or that is (i) a citizen or resident of the United States, (ii) a domestic corporation or (iii) otherwise subject to United States federal income taxation on a net income basis in respect of Securities.

     Sullivan & Cromwell believes the Contracts should be treated for federal income tax purposes as prepaid forward contracts for the purchase of a variable number of shares of Common Stock. Holders should be aware that there are alternative characterizations of the Contracts which could result in different federal income tax consequences, including that the Contracts represent a current purchase by Holders of the Common Stock. While Sullivan & Cromwell does not believe that any alternative characterizations should apply for federal income tax purposes, Holders should consult their tax advisors in this regard. The following discussion is based on treatment of the Contracts as prepaid forward contracts:

     TAX STATUS OF THE TRUST. The Trust will be treated as a grantor trust for federal income tax purposes, and each Holder will be considered the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contracts in the Trust under the grantor trust rules of the Code. Income received by the Trust will be treated as income of the Holders in the manner set forth below.

     RECOGNITION OF INTEREST ON THE U.S. TREASURY SECURITIES. The U.S. Treasury securities in the Trust will consist of stripped U.S. Treasury securities. A Holder will be required to treat its pro rata portion of each U.S. Treasury security in the Trust as a bond that was originally issued on the date the Holder purchased its Securities at an original issue discount equal to the excess of the Holder's pro rata portion of the amounts payable on such U.S. Treasury security over the Holder's tax basis therefor (determined as described below). The amount of such excess, however, will constitute only a portion of the total amounts payable in respect of U.S. Treasury securities held by the Trust and, consequently, a substantial portion of each quarterly cash distribution to the Holders will be treated as a tax-free return of the Holders' investment in the U.S. Treasury securities and will not be considered current income for federal income tax purposes. See "Investment Objective and Policies -- General".

     A Holder (whether on the cash or accrual method of tax accounting) will be required to include original issue discount (other than original issue discount on short-term U.S. Treasury securities as defined below) in income for federal income tax purposes as it accrues on a constant yield basis. The Trust expects that more than 20% of the Holders will be accrual basis taxpayers, in which case original issue discount on any short-term U.S. Treasury security (i.e., any U.S. Treasury security with a maturity of one year or less from the date it is purchased) held by the Trust also will be required to be included in income by the Holders as it is accrued. Unless a Holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, such original issue discount will be accrued on a straight-line basis. The Holder's tax basis in a U.S. Treasury security will be increased by the amounts of any original issue discount included in income by the Holder with respect to such U.S. Treasury security.

     TAX BASIS OF THE U.S. TREASURY SECURITIES AND THE CONTRACTS. A Holder's tax basis in the Contracts and the U.S. Treasury securities, respectively, will equal its pro rata portion of the amounts paid for them by the Trust. It is
currently anticipated that    % and    % of the proceeds of the offering will be
used by the Trust to purchase the U.S. Treasury securities and as payments for the Contracts, respectively.

     TREATMENT OF THE CONTRACTS. Each Holder will be treated as having entered into a pro rata portion of the Contracts and, at the Exchange Date, as having received a pro rata portion of the Common Stock delivered to the Trust.

     DISTRIBUTION OF THE COMMON STOCK. The delivery of Common Stock pursuant to the Contracts will not be taxable to the Holders. Each Holder's basis in its Common Stock will be equal to its basis in its pro rata portion of the Contracts, less the portion of such basis allocable to any fractional shares of Common Stock for which cash is received. A Holder will recognize capital gain or loss upon receipt by the Trust of cash in lieu of fractional shares of Common Stock equal to the difference between the Holder's allocable portion of the amount of cash received and the Holder's basis in such fractional shares. The holding period for the Common Stock will begin on the day after it is acquired by the Trust.

     DISTRIBUTION OF CASH FOLLOWING A REORGANIZATION EVENT. To the extent the Trust receives cash following the occurrence of a Reorganization Event, a Holder will recognize gain or loss equal to the difference between the Holder's allocable portion of the amount of cash received and the Holder's aggregate tax basis in its pro rata portion of the Contracts exchanged for such cash. Any gain or loss will be long-term capital gain or loss if the Holder has held the Securities for more than one year. Long-term capital gain of an individual Holder will be subject to a maximum tax rate of 28% in respect of Securities held for more than one year. The maximum rate is reduced to 20% in respect of Securities held in excess of 18 months.

     SALE OF SECURITIES. Upon a sale of all or some of a Holder's Securities, a Holder will be treated as having sold its pro rata portions of the U.S. Treasury securities and the Contracts underlying the Securities. The selling Holder will recognize gain or loss equal to the difference between the amount realized and the Holder's aggregate tax bases in its pro rata portions of the U.S. Treasury securities and the Contracts. Any gain or loss will be long-term capital gain or loss if the Holder has held the Securities for more than one year. Long-term capital gain of an individual Holder will be subject to a maximum tax rate of 28% in respect of Securities held for more than one year. The maximum rate is reduced to 20% in respect of Securities held in excess of 18 months.

     BACKUP WITHHOLDING AND INFORMATION REPORTING. The payments of principal and interest (including original issue discount) on, and the proceeds received from the sale of, Securities may be subject to U.S. backup withholding tax at the rate of 31% if the Holder thereof fails to supply an accurate taxpayer identification number or otherwise to comply with applicable U.S. information reporting or certification requirements. Any amounts so withheld will be allowed as a credit against such Holder's U.S. federal income tax liability and may entitle such Holder to a refund, provided that the required information is furnished to the Internal Revenue Service.

     After the end of each calendar year, the Trust will furnish to each record Holder of Securities an annual statement containing information relating to the payments on the U.S. Treasury securities received by the Trust. The Trust will also furnish annual information returns to each record Holder of the Securities and to the Internal Revenue Service.

                                  UNDERWRITING

     Subject to the terms and conditions of the Underwriting Agreement, the Trust has agreed to sell to each Underwriter named below, for whom Goldman, Sachs & Co. and Lazard Freres & Co. LLC are acting as representatives, and each Underwriter has agreed to purchase from the Trust, the number of Securities set forth opposite its name below:


                                                                              NUMBER OF
                                 UNDERWRITERS                                 SECURITIES
    ----------------------------------------------------------------------    ----------
    Goldman, Sachs & Co...................................................
    Lazard Freres & Co. LLC...............................................

                                                                              ----------
              Total.......................................................    10,308,257
                                                                              ==========


     Under the terms and conditions of the Underwriting Agreement, the Underwriters are committed to take and pay for all of the Securities offered hereby, if any are taken.

     The Underwriters propose to offer the Securities in part directly to the public at the price to the public set forth on the cover page of this Prospectus and in part to certain securities dealers at such price less a concession of
$          per Security. The Underwriters may allow, and such dealers may
re-allow, a concession not in excess of $          per Security to certain
brokers and dealers. After the Securities are released for sale to the public, the offering price and other selling terms may from time to time be varied by
the Underwriters. The sales load of $          per Security is equal to    % of
the initial public offering price. Investors must pay for any Securities
purchased in the initial public offering on or before           , 1998.

     In connection with the offering, the Underwriters may purchase and sell the Securities and the Common Stock in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with the offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the securities or the Common Stock; and short positions created by the Underwriters involve the sale by the Underwriters of a greater number of Securities than they are required to purchase from the Trust in the offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Securities sold in the offering may be reclaimed by the syndicate if such securities are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Securities which may be higher than the price that might otherwise prevail in the open market, and these activities, if commenced, may be discontinued at any time. These transactions may be effected on the NYSE, in the over-the-counter market or otherwise.

     In light of the fact that proceeds from the sale of the Securities will be used by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay to the Underwriters the
Underwriters' Compensation of $          per Security.


     The Trust has granted the Underwriters an option exercisable for 30 calendar days after the date of this Prospectus to purchase up to an aggregate of 1,546,239 additional Securities solely to cover over-allotments, if any. If the Underwriters exercise their over-allotment option, they will receive the Underwriters' Compensation referred to above for each Security so purchased.

     The Sellers and the Company have agreed that, during the period beginning from the date of this Prospectus and continuing to and including the date 180 days after the date of this Prospectus, they will not offer, sell, contract to sell or otherwise dispose of any Common Stock or other securities of the Company (other than pursuant to employee stock option plans existing, or on the conversion or exchange of convertible or exchangeable securities outstanding, on the date of this Prospectus) which are substantially similar to the Common Stock or which are convertible or exchangeable into Common Stock or other securities which are substantially similar to the Common Stock, without the prior written consent of Goldman Sachs.


     The Securities will be a new issue of securities with no established trading market. The Securities have been authorized for listing on the NYSE. The representatives of the Underwriters have advised the Company that they intend to make a market in the Securities, but they are not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the Securities.



     The Underwriters have informed the Trust that they do not expect sales to accounts over which they exercise discretionary authority to exceed 5% of the total number of Securities offered by them.


     The Company has agreed to indemnify the Underwriters against certain liabilities, including certain liabilities under the Securities Act of 1933.

     One Security has been subscribed for by Goldman Sachs at an aggregate purchase price of $100.00. No Securities will be sold to the public until the Securities subscribed for have been purchased and the purchase price thereof paid in full to the Trust.


     The principal business address of Goldman, Sachs & Co. is 85 Broad Street, New York, New York 10004 and of Lazard Freres & Co. LLC is 30 Rockefeller Plaza, New York, New York 10020.


                             VALIDITY OF SECURITIES

     The validity of the Securities will be passed upon for the Trust by Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, and for the Underwriters by Milbank, Tweed, Hadley & McCloy, One Chase Manhattan Plaza, New York, New York 10005. Frederic C. Rich, a member of Sullivan & Cromwell, is a member and director of the Lila Acheson and Dewitt Wallace Fund for Hudson Highlands, one of the Sellers.

                                    EXPERTS


     The financial statement included in this Prospectus has been audited by Coopers & Lybrand L.L.P., independent accountants, as stated in their opinion appearing herein, and has been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


                              FURTHER INFORMATION

     The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, with respect to the Securities offered hereby. Further information concerning the Securities and the Trust may be found in the Registration Statement of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. Such Registration Statement is also available on the Commission's website (http://www.sec.gov).

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Securityholders of Reader's Digest Automatic Common Exchange Security Trust:


     We have audited the accompanying statement of assets and liabilities of Reader's Digest Automatic Common Exchange Security Trust as of
  , 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.


     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.


     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Reader's Digest Automatic
Common Exchange Security Trust, as of           , 1998 in conformity with
generally accepted accounting principles.


New York, New York

                 , 1998

            READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

                      STATEMENT OF ASSETS AND LIABILITIES


                               FEBRUARY   , 1997


        ASSETS
        Cash.................................................................  $ 100
                                                                                ----
        Total assets.........................................................  $ 100
                                                                                ====

        LIABILITIES
                                                                               $   0
                                                                                ----
        NET ASSETS
        Balance applicable to 1 Security outstanding.........................  $ 100
                                                                                ----
        Net asset value per Security.........................................  $ 100
                                                                                ====

---------------
(1) Reader's Digest Automatic Common Exchange Security Trust (the "Trust") was established on June 2, 1997 and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. Costs incurred in connection with the organization of the Trust will be paid by the Underwriters.

(2) The Trust proposes to sell Trust Automatic Common Exchange Securities (the "Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.


     The Trust is a special-purpose, finite-term trust established to purchase and hold a portfolio of stripped U.S. treasury securities and a forward purchase contract with existing shareholders of The Reader's Digest Association, Inc. (the "Company") relating to the Class A Nonvoting Common Stock, par value $0.01 per share of the Company. The trust will be internally managed and will not have an investment adviser. The administration of the trust, which will be overseen by the trustees, will be carried out by The Bank of New York as trust administrator. The Bank of New York will also serve as custodian, paying agent, registrar and transfer agent with respect to the Securities. Ongoing fees and anticipated expenses for the term of the trust will be paid for by the Underwriters.



(3) The Trust issued one Security on                to Goldman, Sachs & Co. in
    consideration for the aggregate purchase price of $100.


     The Amended and Restated Trust Agreement provides that prior to the offering, the Trust will split the outstanding Security to be effected on the date that the price and underwriting discount of the Securities being offered to the public is determined, but prior to the sale of the Securities to the Underwriters. The initial Security will be split into the smallest whole number of Securities that would result in the per Security amount recorded as shareholders' equity after effecting the split not exceeding the Public Offering price per Security.

                                    GLOSSARY

     "Administration Agreement" means the Administration Agreement between the Trust and The Bank of New York, as Trust Administrator.

     "Administrator" means The Bank of New York, in such capacity under the Administrative Agreement.


     "Appreciation Threshold Price" means $          .


     "Average Market Price" on any date means the average Closing Price (as defined herein) per share of Common Stock for the 20 Trading Days (as defined herein) immediately prior to, but not including, such date.

     "Calculation Period" means any period of Trading Days for which an average security price must be determined pursuant to the Contracts.

     "Cash Delivery Obligation," in respect of any Seller after a Reorganization Event, means the Transaction Value of any consideration other than Marketable Securities received by such Seller in respect of the maximum number of shares subject to its Contract at the time of the Reorganization Event.


     "Closing Price" of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the NYSE Consolidated Tape on such date of determination or, if the Common Stock is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by The NASDAQ National Market or, if the Common Stock is not so reported, the last quoted bid price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts as described under "-- The Contracts -- Dilution Adjustments" occurs prior to the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of such event.


     "Code" means the Internal Revenue Code of 1986, as amended.

     "Collateral Agent" means The Bank of New York, acting in such capacity under the Collateral Agreements.

     "Collateral Agreements" means the Collateral Agreements between the Sellers and The Bank of New York, as Collateral Agent, securing the Sellers' obligations under their respective Contracts.


     "Collateral Event of Default" means, in respect of any Seller's Collateral Agreement, (A) failure of the collateral to consist of at least the maximum number of shares of Common Stock subject to such Seller's Contract at such time (or, if a Reorganization Event shall have occurred at or prior to such time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as a result thereof); and (B) at any time after a Reorganization Event in which consideration other than Marketable Securities shall have been delivered, failure of any U.S. Government obligations pledged in respect of Cash Delivery Obligations to have a market value at such time of at least 105% of such Cash Delivery Obligations, if such failure shall not be cured within one business day after notice thereof is delivered to such Seller.



     "Common Stock" means the Class A Nonvoting Common Stock, par value $0.01 per share, of the Company.


     "Company" means The Reader's Digest Association, Inc., a Delaware corporation.

     "Contracts" means the forward purchase contracts between the Sellers and the Trust relating to the Common Stock.

     "Custodian" means The Bank of New York, in such capacity under the Custodian Agreement.

     "Custodian Agreement" means Custodian Agreement between the Trust and The Bank of New York, as Custodian.


     "DTC" means The Depository Trust Company.


     "Excess Purchase Payment" means the excess, if any, of (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be conclusive) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company over (ii) the Then-Current Market Price per share of Common Stock.


     "Exchange Date" means                  ,      .


     "Exchange Rate" means the rate of exchange of Common Stock for Securities on the Exchange Date, and shall be determined as follows (subject to adjustment in certain events):

     - if the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price;

     - if the Average Market Price is equal to or greater than the Appreciation Threshold Price, the Exchange Rate will be 0. shares of Common Stock; and

     - if the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

     "Excluded Distribution" means any Permitted Dividend, any cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event.

     "Holders" means holders of Securities.


     "Initial Price" means $          .


     "Investment Company Act" means the Investment Company Act of 1940, as amended.

     "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national securities exchange or reported by The NASDAQ National Market that are received by the holders of Common Stock in a Reorganization Event.

     "NYSE" means the New York Stock Exchange.


     "Paying Agent" means The Bank of New York, acting as transfer agent, registrar and paying agent pursuant to the Paying Agent Agreement.



     "Paying Agent Agreement" means the Paying Agent Agreement between the Trust and The Bank of New York, as Paying Agent.


     "Permitted Dividend" means any quarterly cash dividend in respect of the Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of such dividend results in an annualized dividend yield on the Common Stock in excess of 10%.

     "Reorganization Event" means (A) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor.

     "SEC" means the Securities and Exchange Commission.


     "Securities" means the $          Trust Automatic Common Exchange
Securities of the Trust.


     "Sellers" means Lila Acheson Wallace Fund for the Metropolitan Museum of Art, Lila Acheson and Dewitt Wallace Fund for Lincoln Center, Dewitt Wallace Fund for Macalester College, Community Funds, Inc., Lila Acheson and Dewitt Wallace Fund for Hudson Highlands, Dewitt Wallace Fund for Colonial Williamsburg, Lila Acheson Wallace Fund for the New York Zoological Society, and Dewitt Wallace Fund for Memorial Sloan-Kettering Cancer Center.


     "Then-Current Market Price" of the Common Stock, in respect of any dilution adjustment under the Contracts, means the average Closing Price per share of Common Stock for a Calculation Period of five Trading Days immediately prior to the time such adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day following a record date, immediately prior to the earlier of the time such adjustment is effected and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance); provided that if no Closing Price for the Common Stock is determined for one or more (but not all) of such Trading Days, such Trading Day shall be disregarded in the calculation of the Then-Current Market Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Common Stock is determined for any of such Trading Days, the most recently available Closing Price for the Common Stock prior to such five Trading Days shall be the Then-Current Market Price.


     "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.


     "Transaction Value" means (i) for any cash received in a Reorganization Event, the amount of cash received per share of Common Stock, (ii) for any property other than cash or Marketable Securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator (which determination shall separately identify the value ascribed to each different type of consideration received) and (iii) for any Marketable Securities received in any such Reorganization Event, an amount equal to the average Closing Price per share of such securities on the 20 Trading Days immediately prior to the Exchange Date multiplied by the number of such securities received for each share of Common Stock; provided that if no Closing Price for such Marketable Securities is determined for one or more (but not all) of such Trading Days, such Trading Days shall be disregarded in the calculation of such average Closing Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Marketable Securities is determined for all such Trading Days, the calculation in the preceding clause (iii) shall be based on the most recently available Closing Price for the Marketable Securities prior to such 20 Trading Days. The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause
(iii) shall be subject to adjustment if a dilution event of the type described above shall occur with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date.


     "Trust" means the Reader's Digest Automatic Common Exchange Security Trust.

     "Underwriters" means the Underwriters of the Securities.

======================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES OR ANY OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY SUCH SECURITIES IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UNLAWFUL.

                               ------------------

                               TABLE OF CONTENTS


                                        PAGE
                                        ----
Prospectus Summary....................    2
The Trust.............................    7
Use of Proceeds.......................    7
Investment Objective and Policies.....    7
Risk Factors..........................   17
Description of the Securities.........   18
Management and Administration of the
  Trust...............................   21
Certain Federal Income Tax
  Considerations......................   24
Underwriting..........................   26
Validity of Securities................   27
Experts...............................   27
Further Information...................   27
Report of Independent Accountants.....   28
Statement of Assets and Liabilities...   29
Glossary..............................   30



     THROUGH AND INCLUDING           , 1998 (25 DAYS AFTER THE DATE OF THIS
PROSPECTUS) ALL DEALERS EFFECTING TRANSACTIONS IN THE SECURITIES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.


======================================================

======================================================


                               10,308,257 SHARES


                                READER'S DIGEST
                                   AUTOMATIC
                                COMMON EXCHANGE
                                 SECURITY TRUST

                         $      TRUST AUTOMATIC COMMON

                              EXCHANGE SECURITIES
                                (TRACES(TM/SM))

                               ------------------

                                   PROSPECTUS
                               ------------------
                              GOLDMAN, SACHS & CO.
                            LAZARD FRERES & CO. LLC
                      REPRESENTATIVES OF THE UNDERWRITERS

======================================================

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements
        Part A -- Report of Independent Accountants. Statement of Assets and
         Liabilities.
        Part B -- None.


    (b)  Exhibits
         2.a.(i)    Trust Agreement*
         2.a.(ii)   Form of Amended and Restated Trust Agreement*
         2.d        Form of Specimen Certificate of Trust Automatic Common Exchange Security
                    (included in Exhibit 2.a.(ii))**
         2.h        Form of Underwriting Agreement*
         2.j        Form of Custodian Agreement*
         2.k.(i)    Form of Administration Agreement*
         2.k.(ii)   Form of Paying Agent Agreement*
         2.k.(iii)  Form of Purchase Agreement*
         2.k.(iv)   Form of Collateral Agreement*
         2.k.(v)    Form of Fund Expense Agreement*
         2.k.(vi)   Form of Fund Indemnity Agreement*
         2.1        Opinion and Consent of Counsel to the Trust**
         2.n.(i)    Tax Opinion of Counsel to the Trust (Consent contained in Exhibit
                    2.n.(i))**
         2.n.(iii)  Consent of Independent Public Accountants**
         2.n.(iv)   Consents to Being Named as Trustee*
         2.p        Form of Subscription Agreement**
         2.r        Financial Data Schedule**


---------------
 * Previously filed.

** To be Filed by Amendment.

ITEM 25.  MARKETING ARRANGEMENTS

     See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

        Registration fees.............................................  $ 81,963.00
        New York Stock Exchange listing fee...........................            *
        Printing (other than certificates)............................            *
        Fees and expenses of qualification under state securities laws
          (excluding fees of counsel).................................            *
        Accounting fees and expenses..................................            *
        Legal fees and expenses.......................................            *
        NASD fees.....................................................            *
        Miscellaneous.................................................            *
                  Total...............................................  $         *
                                                                         ==========

---------------
* To be filed by Amendment.

ITEM 27.  PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     Prior to June 2, 1997 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one Security with Goldman, Sachs & Co. and an Underwriting Agreement with respect to 10,308,257 Securities with Goldman, Sachs & Co. and Lazard Freres & Co. LLC, as representatives of the Underwriters named therein.


ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

                                                                           NUMBER OF
                                TITLE OF CLASS                           RECORD HOLDERS
        --------------------------------------------------------------   --------------
        Trust Automatic Common Exchange Securities....................          1

ITEM 29.  INDEMNIFICATION

     The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification to the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

     The Amended and Restated Trust Agreement filed as Exhibit 2.a.(ii) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(iii) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as
Exhibit 2.k.(vi) to this Registration Statement provides that Goldman Sachs will indemnify the Trust for certain indemnification expenses incurred under the Amended and Restated Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Not Applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS


     The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and at the offices of The Bank of New York, the Registrant's Administrator, Custodian, paying agent, transfer agent and registrar.

ITEM 32.  MANAGEMENT SERVICES

     Not applicable.

ITEM 33.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to suspend offering of its units until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 28th day of January, 1998.


                                          READER'S DIGEST AUTOMATIC COMMON
                                          EXCHANGE SECURITY TRUST

                                          By:     /s/ ERIC S. SCHWARTZ
                                            ------------------------------------
                                                      Eric S. Schwartz
                                                          Trustee

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person, in the capacities and on the date indicated.


                  NAME                                  TITLE                       DATE
----------------------------------------   --------------------------------   -----------------

          /s/ ERIC S. SCHWARTZ             Principal Executive Officer,       January 28, 1998
----------------------------------------     Principal Financial Officer,
            Eric S. Schwartz                 Principal Accounting Officer
                                             and Trustee

                                 EXHIBIT INDEX


                                                                                       SEQUENTIAL
 EXHIBIT                                                                                  PAGE
  NUMBER                                   DESCRIPTION                                   NUMBER
----------  -------------------------------------------------------------------------  ----------
2.a.(i)     Trust Agreement*
2.a.(ii)    Form of Amended and Restated Trust Agreement*
2.d         Form of Specimen Certificate of Trust Automatic Common Exchange Security
              (included in Exhibit 2.a.(ii))**
2.h         Form of Underwriting Agreement*
2.j         Form of Custodian Agreement*
2.k.(i)     Form of Administration Agreement*
2.k.(ii)    Form of Paying Agent Agreement*
2.k.(iii)   Form of Purchase Contract*
2.k.(iv)    Form of Collateral Agreement*
2.k.(v)     Form of Fund Expense Agreement*
2.k.(vi)    Form of Fund Indemnity Agreement*
2.l         Opinion and Consent of Counsel to the Trust**
2.n.(i)     Tax Opinion of Counsel to the Trust (Consent contained in Exhibit
              2.n.(i))**
2.n.(iii)   Consent of Independent Public Accountants**
2.n.(iv)    Consents to Being Named as Trustee*
2.p         Form of Subscription Agreement**
2.r         Financial Data Schedule**


---------------
 * Previously filed.
** To be Filed by Amendment.